INVESTMENTS IN REHABILITATION OBLIGATION FUNDS (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure of investments in rehabilitation obligation funds [Abstract]
Investments in environmental rehabilitation guarantees [text block]
Amounts in R million	Note	2020	2019

Cash and cash equivalents in environmental rehabilitation trust funds		542.2	508.9
Opening balance		508.9	118.0
Acquisition of FWGR		-	360.4
Growth	6	33.3	30.5

Reimbursive right for environmental rehabilitation guarantees		83.8	78.6
Opening balance		78.6	126.0
Funds received		-	(55.2)
Growth	6	5.2	7.8

		626.0	587.5

Sensitivity analysis for types of market risk [text block]
Amounts in R million	2020	2019

100bp increase	5.4	5.1
100bp (decrease)	(5.4)	(5.1)